Other Income	12 Months Ended
Dec. 31, 2021
Other Income, Nonoperating [Abstract]
Other income	Other income
The following table provides the breakdown of Other income for the years ended December 31, 2021, 2020 and 2019:

In millions	Year ended December 31,	2021	2020	2019
Gain on disposal of land		$23	$11	$50
Other (1)		20	(5)	3
Total other income		$43	$6	$53
(1)Includes foreign exchange gains and losses related to foreign exchange forward contracts and the re-measurement of foreign currency denominated monetary assets and liabilities. See Note 22 – Financial instruments for additional information.